Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [Abstract]
Profit/(loss) from continuing operations before income taxes	$ 500,447	$ (5,536)	$ 461,968
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	$ 85,076	$ (941)	$ 78,535
Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group's share in losses of associated companies	(27,353)	7,043	18,215
Income subject to tax at a different tax rate	441	5,960	2,632
Non-deductible expenses	1,028	5,408	6,752
Exempt income	(61,415)	(4,714)	(97,664)
Taxes in respect of prior years	1	(18)	(48)
Changes in temporary differences in respect of which deferred taxes are not recognized			(4)
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	7,647	3,946	2,883
Other differences	(727)	(9)	198
Taxes on income included in the statement of profit and loss	$ 4,698	$ 16,675	$ 11,499